Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Transactions and Balances with Related Parties
Schedule of outstanding amounts and transactions with related parties

As of December 31,	2025	2024
Kyklades Maritime Corporation	6,286,469	(530,030)
Total	6,286,469	(530,030)

For the years ended December 31,	2025	2024	2023
Kyklades Maritime Corporation- management fees	4,599,000	4,611,600	4,599,000
Total	4,599,000	4,611,600	4,599,000

Schedule of payments on behalf of the Group

For the years ended December 31,	2025	2024	2023
Crew wages	22,843,744	21,231,570	21,043,047
Other crew expenses	3,320,488	3,043,288	3,639,086
Stores	3,782,244	4,433,689	3,864,683
Technical expenses	7,902,869	9,641,650	8,647,728
Insurance	3,103,266	2,969,841	2,717,938
Health, Safety, Quality, Environmental (HSQE) expenses	652,236	614,855	592,246
Other	1,790,057	1,550,392	801,196
Total	43,394,904	43,485,285	41,305,924